Subsidiary Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Principal Amount Outstanding of Registered Debt Securities
The following table sets forth, as of December 31, 2021, the principal amount outstanding of the registered debt securities originally issued by the Master Trust. As noted above, Petróleos Mexicanos has assumed, as primary obligor, all of the obligations of the Master Trust under these debt securities. The obligations of Petróleos Mexicanos are guaranteed by the Subsidiary Guarantors:
Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S. $)
6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	U.S. $	1,750,000

6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics		491,175

8.625% Bonds due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics		89,609

8.625% Guaranteed Bonds due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics		63,705

9.500% Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics		168,625
The following table sets forth, as of December 31, 202
1
, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security	Issuer	Guarantors	Principal amount outstanding (U.S. $)
Floating Rate Notes due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	500,448

9.5 0 0% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	96,718

3.500% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,143,938

4.875% Notes due 2024	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	844,175

6.625% Notes due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	999,000

6.500% Bonds due 2041	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,521

4.875% Notes due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	639,371|

5.500% Bonds due 2044	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	640,357

6.375% Bonds due 2045	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,199,747

5.625% Bonds due 2046	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	626,143

4.500% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,124,403

4.250% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	635,449

Security	Issuer	Guarantors	Principal amount outstanding (U.S. $)
6.875% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,502,771

4.625% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	895,444

6.750% Bonds due 2047	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,584,156

5.350% Notes due 2028	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,976,720

6.350% Bonds due 2048	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,574,041

6.500% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	4,006,043

5.375% Notes due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	447,340

5.950% Notes due 2031	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,777,381

6.490% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,538,374

6.840% Notes due 2030	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,345,538

6.950% Bonds due 2060	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,796,812

Security	Issuer	Guarantors	Principal amount outstanding (U.S. $)
7.690% Bonds due 2050	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	8,047,831

6.500% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,204,708

Supplemental Statement of Financial Position
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2021

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets

Cash and cash equivalents	Ps.	34,690,405	Ps.	6,157,869	Ps.	35,658,173	Ps.	—	Ps.	76,506,447
Trade and other accounts receivable, derivative financial instruments and other current assets		14,502,133		191,315,372		89,956,950		—		295,774,455
Accounts receivable—inter-company		1,915,076,979		1,080,615,236		158,628,242		(3,154,320,457)		—
Inventories		930,656		54,797,831		30,384,655		—		86,113,142

Total current assets		1,965,200,173		1,332,886,308		314,628,020		(3,154,320,457)		458,394,044

Long-term receivables—intercompany		1,715,204,137		—		1,846,525		(1,717,050,662)		—
Investments in joint ventures and associates		(1,438,194,686)		172,395,250		78,073,476		1,189,980,912		2,254,952
Wells, pipelines, properties, plant and equipment-net		7,488,282		1,130,105,528		136,938,797		—		1,274,532,607
Long-term notes receivables		—		1,646,290		—		—		1,646,290
Right of use		666,839		52,047,552		1,569,067		—		54,283,458
Deferred taxes		53,898,456		34,644,220		3,713,163		—		92,255,839
Intangible assets		2,175		18,894,609		1,119,362		—		20,016,146
Mexican Government Bonds		109,601,905		—		—		—		109,601,905
Other assets		—		1,165,964		37,946,966		—		39,112,930

Total assets	Ps.	2,413,867,281	Ps.	2,743,785,721	Ps.	575,835,376	Ps.	(3,681,390,207)	Ps.	2,052,098,171

Liabilities
Current liabilities
Current portion of long-term debt	Ps.	417,076,084	Ps.	22,488,458	Ps.	52,719,071	Ps.	—	Ps.	492,283,613
Accounts payable—inter-company		2,092,847,395		962,430,582		98,598,958		(3,153,876,935)		—
Other current liabilities		23,587,329		334,918,246		71,859,142		—		430,364,717

Total current liabilities		2,533,510,808		1,319,837,286		223,177,171		(3,153,876,935)		922,648,330

Long-term debt		1,715,650,511		25,978,231		15,783,539		—		1,757,412,281
Long-term payables—inter-company		—		1,715,642,197		1,851,988		(1,717,494,185)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		334,835,252		1,196,413,505		10,789,586		—		1,542,038,343

Total liabilities		4,583,996,571		4,257,871,219		251,602,284		(4,871,371,120)		4,222,098,954

Equity (deficit), net		(2,170,129,290)		(1,514,085,498)		324,233,092		1,189,980,913		(2,170,000,783)

Total liabilities and equity	Ps.	2,413,867,281	Ps.	2,743,785,721	Ps.	575,835,376	Ps.	(3,681,390,207)	Ps.	2,052,098,171

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2020

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	9,394,220	Ps.	4,970,074	Ps.	25,625,487	Ps.	—	Ps.	39,989,781
Trade and other accounts receivable, derivative financial instruments and other current assets		46,962,377		139,800,991		50,500,929		—		237,264,297
Accounts receivable—inter-company		800,429,251		1,061,537,492		131,931,674		(1,993,898,417)		—
Inventories		889,543		41,946,007		9,770,111		—		52,605,661

Total current assets		857,675,391		1,248,254,564		217,828,201		(1,993,898,417)		329,859,739

Long-term receivables—intercompany		1,824,398,719		—		988,069		(1,825,386,788)		—
Investments in joint ventures and associates		(1,358,455,811)		45,295,025		75,662,389		1,249,513,526		12,015,129
Wells, pipelines, properties, plant and equipment-net		8,548,022		1,209,708,979		57,872,520		—		1,276,129,521
Long-term notes receivables		1,999		884,828		—		—		886,827
Right of use		759,133		56,949,499		1,486,625		—		59,195,257
Deferred taxes		59,277,027		45,431,025		3,821,147		—		108,529,199
Intangible assets		25,650		21,639,537		1,110,597		—		22,775,784
Mexican Government Bonds		111,512,962		—		—		—		111,512,962
Other assets		—		780,426		6,803,084		—		7,583,510

Total assets	Ps.	1,503,743,092	Ps.	2,628,943,883	Ps.	365,572,632	Ps.	(2,569,771,679)	Ps.	1,928,487,928

Liabilities
Current liabilities
Current portion of long-term debt		334,770,935		6,642,039		49,684,293		—		391,097,267
Accounts payable—inter-company		1,360,720,755		552,292,445		78,413,852		(1,991,427,052)		—
Other current liabilities		18,629,284		325,647,266		37,036,254		—		381,312,804

Total current liabilities		1,714,120,974		884,581,750		165,134,399		(1,991,427,052)		772,410,071

Long-term debt		1,825,964,253		27,513,661		14,152,136		—		1,867,630,050
Long-term payables—inter-company		—		1,825,630,931		2,227,221		(1,827,858,152)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		368,754,587		1,315,022,188		9,398,062		—		1,693,174,837

Total liabilities		3,908,839,814		4,052,748,530		190,911,818		(3,819,285,204)		4,333,214,958

Equity (deficit), net		(2,405,096,722)		(1,423,804,647)		174,660,814		1,249,513,525		(2,404,727,030)

Total liabilities and equity	Ps.	1,503,743,092	Ps.	2,628,943,883	Ps.	365,572,632	Ps.	(2,569,771,679)	Ps.	1,928,487,928

Supplemental Statement of Comprehensive Income

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2021

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	1,815,602,641	Ps.	737,192,231	Ps.	(1,062,139,493)	Ps.	1,490,655,379
Services income		83,783,182		93,096,004		11,936,130		(183,842,075)		4,973,241

Total revenues		83,783,182		1,908,698,645		749,128,361		(1,245,981,568)		1,495,628,620

(Impairment) of wells, pipelines, properties, plant and equipment		—		(751,469)		(459,126)		—		(1,210,595)
Cost of sales		939,331		1,502,101,853		728,325,768		(1,164,716,250)		1,066,650,702

Gross income		82,843,851		405,845,323		20,343,467		(81,265,318)		427,767,323

Total general expenses		77,055,697		160,027,365		9,622,354		(81,234,555)		165,470,861

Other revenues (expenses), net		2,985,438		(37,344,472)		1,009,896		(19,492)		(33,368,630)

Operating income		8,773,592		208,473,486		11,731,009		(50,255)		228,927,832
Financing cost, net		(54,245,927)		(102,785,773)		(3,907,658)		50,252		(160,889,106)
Foreign exchange (loss) income, net		(5,185,616)		(39,529,621)		(959,813)		—		(45,675,050)
(Loss) profit in joint ventures and associates		(246,891,433)		(2,353,222)		(10,630,620)		256,787,168		(3,088,107)
(Impairment) of joint ventures						(6,703,324)				(6,703,324)

(Loss) income before duties, taxes and other		(297,549,384)		63,804,870		(10,470,406)		256,787,165		12,572,245
Total taxes, duties and other		(3,017,215)		308,071,088		2,294,249		—		307,348,122

Net (loss) income for the year		(294,532,169)		(244,266,218)		(12,764,655)		256,787,165		(294,775,877)

Total other comprehensive result		44,225,180		161,981,238		6,941,577		—		213,147,995

Total comprehensive (loss) income	Ps.	(250,306,989)	Ps.	(82,284,980)	Ps.	(5,823,078)	Ps.	256,787,165	Ps.	(81,627,882)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2020

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	1,115,845,485	Ps.	459,202,040	Ps.	(626,101,165)	Ps.	948,946,360
Services income		78,461,654		88,034,087		12,253,482		(174,033,739)		4,715,484

Total revenues		78,461,654		1,203,879,572		471,455,522		(800,134,904)		953,661,844
(Impairment) of wells, pipelines, properties, plant and equipment		—		(36,303,470)		(50,230)		—		(36,353,700)
Cost of sales		982,896		1,090,745,812		460,296,695		(719,410,713)		832,614,690

Gross income		77,478,758		76,830,290		11,108,597		(80,724,191)		84,693,454

Total general expenses		75,817,961		154,020,378		9,198,761		(80,706,414)		158,330,686

Other revenues (expenses), net		170,887		5,733,633		4,635,082		34,530		10,574,132

Operating income		1,831,684		(71,456,455)		6,544,918		16,753		(63,063,100)
Financing cost, net		(54,710,062)		(70,134,087)		(3,066,150)		(16,754)		(127,927,053)
Foreign exchange (loss) income, net		(1,778,917)		(125,864,355)		(1,306,032)		—		(128,949,304)
(Loss) profit sharing in joint ventures and associates		(433,417,288)		1,288,687		(12,588,491)		441,176,559		(3,540,533)

(Loss) income before duties, taxes and other		(488,074,583)		(266,166,210)		(10,415,755)		441,176,558		(323,479,990)
Total taxes, duties and other		20,804,230		159,451,307		5,316,538		—		185,572,075

Net (loss) income for the year		(508,878,813)		(425,617,517)		(15,732,293)		441,176,558		(509,052,065)

Total other comprehensive result		(6,062,096)		(12,844,301)		7,600,985		—		(11,305,412)

Total comprehensive (loss) income	Ps.	(514,940,909)	Ps.	(438,461,818)	Ps.	(8,131,308)	Ps.	441,176,558	Ps.	(520,357,477)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2019

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	1,623,118,346	Ps.	712,266,064	Ps.	(942,521,905)	Ps.	1,392,862,505
Services income		59,915,165		131,935,732		9,683,190		(192,425,407)		9,108,680

Total revenues		59,915,165		1,755,054,078		721,949,254		(1,134,947,312)		1,401,971,185
(Impairment) of wells, pipelines, properties, plant and equipment		—		(27,672,704)		(3,610,450)		—		(31,283,154)
Cost of sales		989,308		1,488,250,706		705,101,991		(1,071,408,581)		1,122,933,424

Gross income		58,925,857		239,130,668		13,236,813		(63,538,731)		247,754,607

Total general expenses		62,645,185		141,628,000		11,974,223		(63,592,675)		152,654,733

Other revenues (expenses), net		139,412		3,048,907		4,616,272		(75,835)		7,728,756

Operating income		(3,579,916)		100,551,575		5,878,862		(21,891)		102,828,630
Financing cost, net		(66,593,657)		(57,364,522)		(2,953,372)		21,891		(126,889,660)
Foreign exchange (loss) income, net		3,912,176		82,143,830		874,382		—		86,930,388
(Loss) profit sharing in joint ventures and associates		(292,585,923)		116,536		(4,297,609)		295,609,103		(1,157,893)

(Loss) income before duties, taxes and other		(358,847,320)		125,447,419		(497,737)		295,609,103		61,711,465
Total taxes, duties and other		(11,557,958)		352,239,318		3,142,129		—		343,823,489

Net (loss) income for the year		(347,289,362)		(226,791,899)		(3,639,866)		295,609,103		(282,112,024)

Total other comprehensive result		(55,495,859)		(253,482,329)		(375,252)		(2,669,406)		(312,022,846)

Total comprehensive (loss) income	Ps.	(402,785,221)	Ps.	(480,274,228)	Ps.	(4,015,118)	Ps.	292,939,697	Ps.	(594,134,870)

Supplemental Statement of Cash Flows
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2021

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income		(294,532,169)		(244,266,218)		(12,764,655)		256,787,165		(294,775,877)
Income taxes and duties		(3,017,215)		308,071,088		2,294,249		—		307,348,122
Depreciation and amortization of w ells, pipelines, properties, plant and equipment		926,413		130,462,150		2,042,802		—		133,431,365
Amortization of intangible assets		302,074		27,629		73,592		—		403,295
Impairment of wells, pipelines, properties, plant and equipment		—		751,469		459,126		—		1,210,595
Capitalized unsuccesful wells		—		9,730,391		—		—		9,730,391
Unsuccesful wells from intangible assets		—		12,565,711		—		—		12,565,711
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		165,820		47,033,371		100,431		—		47,299,622
Depreciation of rights of use		518,108		4,890,459		999,304		—		6,407,871
Reversal of impairment of rights of use		—		(87,025)		—		—		(87,025)
Impairment of joint ventures		—		—		6,703,324		—		6,703,324
Cancellation of leases		—		(432,906)		—		—		(432,906)
Unrealized foreign exchange loss (income) of reserve for well abandonment		—		4,454,106		—		—		4,454,106
Loss (profit) sharing in joint ventures and associates		257,030,877		97,909		2,990,198		(257,030,877)		3,088,107
Unrealized foreign exchange loss (income)		37,103,050		4,878,103		2,504,194		—		44,485,347
Interest expense		152,735,265		9,319,042		2,517,340		—		164,571,647
Interest income		(15,021,009)		(13,696,982)		(188,793)		—		(28,906,784)
Taxes and duties		(9,832,139)		(247,468,399)		(2,147,155)		—		(259,447,693)
Accounts receivable, inventories, accounts payable, DFIs and provisions		36,095,181		(42,928,835)		(29,866,906)		—		(36,700,560)
Employee benefits		23,767,561		45,120,142		(1,001,049)		—		67,886,654
Inter-company charges and deductions		(945,742,643)		(154,191,287)		116,560,178		983,373,752		—

Cash flows from (used in) operating activities		(759,500,826)		(125,670,082)		91,276,180		983,130,040		189,235,312

Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(305,025)		(157,505,188)		(77,595,821)		—		(235,406,034)
Other assets and other receivables		435,423		4,246,730		(31,511,677)		—		(26,829,524)
(Increase) decrease due to Inter-company investing		(68,097,420)		—		(858,455)		68,955,875		—

Cash flows (used in) from investing activities		(67,967,022)		(153,258,458)		(109,965,953)		68,955,875		(262,235,558)

Financing activities:
Increase in equity due to Certificates of Contribution “A”		316,354,129		—		—		—		316,354,129
Long-term and interest received from the Mexican Government		22,915,255		—		—		—		22,915,255
Lease payments of principal and interest		(388,290)		(9,806,074)		(1,074,067)		—		(11,268,431)
Loans obtained from financial institutions		682,975,560		4,088,422		949,152,861		—		1,636,216,843
Debt payments, principal only		(749,672,127)		(8,885,244)		(949,024,209)		—		(1,707,581,580)
Interest paid		(151,547,133)		(5,430,171)		(279,321)		—		(157,256,625)
Inter-company increase (decrease) financing		732,126,639		300,149,402		19,809,874		(1,052,085,915)		—

Cash flows from (used in) financing activities:		852,764,033		280,116,335		18,585,138		(1,052,085,915)		99,379,591
Net increase (decrease) in cash and cash equivalents		25,296,185		1,187,795		(104,635)		—		26,379,345
Effects of foreign exchange on cash balances		—		—		10,137,321		—		10,137,321
Cash and cash equivalents at the beginning of the year		9,394,220		4,970,074		25,625,487		—		39,989,781

Cash and cash equivalents at the end of the year	Ps.	34,690,405	Ps.	6,157,869	Ps.	35,658,173	Ps.	—	Ps.	76,506,447

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2020

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income	Ps.	(508,878,813)	Ps.	(425,617,517)	Ps.	(15,507,766)	Ps.	440,952,031	Ps.	(509,052,065)
Income taxes and duties		20,804,230		159,451,307		5,316,538		—		185,572,075
Depreciation and amortization of w ells, pipelines, properties, plant and equipment		1,066,176		126,778,686		1,786,958		—		129,631,820
Amortization of intangible assets		453,081		(30,155)		56,062		—		478,988
Impairment of wells, pipelines, properties, plant and equipment		—		36,303,471		50,229		—		36,353,700
Capitalized unsuccesful wells		—		10,947,702		—		—		10,947,702
Unsuccesful wells from intangible assets		—		8,404,284		—		—		8,404,284
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		94,065		3,004,053		2,199,444		—		5,297,562
Depreciation of rights of use		644,838		5,453,688		1,130,705		—		7,229,231
Loss from derecognition of disposal of intangible asset						396,118				396,118

Cancellation of leases		—		(1,101,987)		—		—		(1,101,987)
(Gains) on disposal of subsidiary companies		—		—		(707,533)		—		(707,533)
Discount rate of reserve for well abandonment		—		4,555,692		—		—		4,555,692
Loss (profit) sharing in joint ventures and associates		441,125,283		(41,685)		3,582,218		(441,125,283)		3,540,533
Unrealized foreign exchange loss (income)		117,158,102		12,040,638		3,267,503		—		132,466,243
Interest expense		134,335,289		25,908,927		1,521,026		—		161,765,242
Interest income		(11,617,299)		(5,124,749)		—		—		(16,742,048)
Duties and taxes		1,349,021		(155,315,035)		(3,725,449)		—		(157,691,463)
Accounts receivable, inventories, accounts payable, DFIs and provisions		(16,644,218)		(692,255)		22,115,695		—		4,779,222
Employee benefits		(355,666)		64,873,037		(5,347,025)		—		59,170,346
Inter-company charges and deductions		(147,308,477)		37,878,271		35,319,045		74,111,161		—

Cash flows from (used in) operating activities		32,225,612		(92,323,627)		51,453,768		73,937,909		65,293,662

Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(349,555)		(97,841,648)		(40,426,953)		—		(138,618,156)
Other assets and other receivables		930,596		(812,028)		(2,640,055)		—		(2,521,487)
(Increase) decrease due to Inter-company investing		(194,281,597)		—		627,372		193,654,225		—

Cash flows (used in) from investing activities		(193,700,556)		(98,653,676)		(42,439,636)		193,654,225		(141,139,643)

Financing activities:
Increase in equity due to Certificates of Contribution “A”		46,256,000		—		—		—		46,256,000
Long-term and interest received from the Mexican Government		5,800,940		—		—		—		5,800,940
Lease payments of principal and interest		(396,917)		(8,266,969)		(1,346,915)		—		(10,010,801)
Loans obtained from financial institutions		730,222,863		1,046		557,905,959		—		1,288,129,868
Debt payments, principal only		(601,448,338)		(4,828,154)		(545,685,655)		—		(1,151,962,147)
Interest paid		(122,553,204)		(7,200,077)		(1,235,869)		—		(130,989,150)
Inter-company increase (decrease) financing		84,752,963		211,415,474		(28,576,303)		(267,592,134)		—

Net cash flows from (used in) financing activities:		142,634,307		191,121,320		(18,938,783)		(267,592,134)		47,224,710
Net increase (decrease) in cash and cash equivalents		(18,840,637)		144,017		(9,924,651)		—		(28,621,271)
Effects of foreign exchange on cash balances		—		—		7,989,421		—		7,989,421
Cash and cash equivalents at the beginning of the year		28,234,857		4,826,057		27,560,717		—		60,621,631

Cash and cash equivalents at the end of the year	Ps.	9,394,220	Ps.	4,970,074	Ps.	25,625,487	Ps.	—	Ps.	39,989,781

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2019

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income:	Ps.	(347,289,363)	Ps.	(225,457,279)	Ps.	(4,974,486)	Ps.	295,609,104	Ps.	(282,112,024)
Income taxes and duties		(11,557,958)		352,291,238		3,090,209		—		343,823,489
Depreciation and amortization of wells, pipelines, properties, plant and equipment		1,183,741		134,134,135		1,869,134		—		137,187,010
Amortization of intangible assets		373,961		86,342		83,069		—		543,372
Impairment of wells, pipelines, properties, plant and equipment		—		27,672,705		3,610,449		—		31,283,154
Capitalized unsuccesful wells		—		71,604,308		—		—		71,604,308
Unsuccesful wells from intangible assets		—		7,990,877		—		—		7,990,877
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		14,115		1,492,916		1,034,527		—		2,541,558
Depreciation of rights of use		639,877		5,439,642		1,349,756		—		7,429,275
Discount rate of reserve for well abandonment		—		(258,816)		—		—		(258,816)
Loss (profit) sharing in joint ventures and associates		296,230,824		(538,281)		(1,473,955)		(293,060,695)		1,157,893
Unrealized foreign exchange loss (income)		(74,439,514)		(2,867,091)		(938,369)		—		(78,244,974)
Interest expense		118,543,971		12,446,222		1,871,147		—		132,861,340
Interest income		(22,964,784)		(5,410,645)		(860,174)		—		(29,235,603)
Duties and taxes		(10,682,007)		(356,254,147)		(5,737,259)		—		(372,673,413)
Accounts receivable, inventories, accounts payable, DFIs and provisions		11,279,402		32,413,620		675,345		—		44,368,367
Employee benefits		52,052,212		9,322,327		5,580,162		—		66,954,701
Inter-company charges and deductions		(439,039,267)		176,676,691		5,349,241		257,013,335		—

Cash flows from (used in) operating activities		(425,654,790)		240,784,764		10,528,796		259,561,744		85,220,514

Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(232,592)		(132,206,201)		5,564,862		—		(126,873,931)
Other assets and other receivables		14,743,694		933,269		(101,835)		—		15,575,128
(Increase) decrease due to Inter-company investing		401,422,502		—		—		(401,422,502)		—

Cash flows (used in) from investing activities		415,933,604		(131,272,932)		5,463,027		(401,422,502)		(111,298,803)

Financing activities:
Increase in equity due to Certificates of Contribution “A”		122,131,000		41,956,917		(41,956,917)		—		122,131,000
Long-term and interest received from the Mexican Government		38,704,883		—		—		—		38,704,883
Lease payments of principal and interest		(588,463)		(8,745,025)		(1,375,933)		—		(10,709,421)
Loans obtained from financial institutions		824,049,426		46,297		343,739,223		—		1,167,834,946
Debt payments, principal only		(851,077,341)		(4,826,936)		(329,138,006)		—		(1,185,042,283)
Interest paid		(120,450,950)		(6,104,160)		(1,390,093)		—		(127,945,203)
Inter-company increase (decrease) financing		—		(143,484,166)		1,623,408		141,860,758		—

Net cash flows from (used in) financing activities:		12,768,555		(121,157,073)		(28,498,318)		141,860,758		4,973,922

Net increase (decrease) in cash and cash equivalents		3,047,369		(11,645,241)		(12,506,495)		—		(21,104,367)
Effects of foreign exchange on cash balances		—		—		(186,411)		—		(186,411)
Cash and cash equivalents at the beginning of the year		25,187,488		16,471,298		40,253,623		—		81,912,409

Cash and cash equivalents at the end of the year	Ps.	28,234,857	Ps.	4,826,057	Ps.	27,560,717	Ps.	—	Ps.	60,621,631